Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments
Schedule of Long-term investments

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
5.0% Investment in a company in mobile games industry	600,000	600,000	85,363
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	85,363
Subtotal	1,200,000	1,200,000	170,726
Less: Impairment loss	1,102,938	1,103,089	156,938
Total	97,062	96,911	13,788